April 26, 2006

Supplement

SUPPLEMENT DATED APRIL 26, 2006 TO THE PROSPECTUS OF
MORGAN STANLEY PACIFIC GROWTH FUND INC.
Dated February 28, 2006

The second and third paragraphs of the section of the Prospectus titled ‘‘Fund Management’’ are hereby replaced by the following:

The Fund is managed by members of the Japanese Equity and the Emerging Markets Equity teams. The teams consist of portfolio managers and analysts. Current members of the teams jointly and primarily responsible for the day-to-day management of the Fund include John R. Alkire, a Managing Director of Morgan Stanley Asset & Investment Trust Management, Co., Limited, and Ruchir Sharma, a Managing Director of the Investment Adviser.

Mr. Alkire has been associated with Morgan Stanley Asset & Investment Trust Management, Co., Limited in an investment management capacity since June 1981 and began managing the Fund in November 1998. Mr. Sharma has been associated with the Investment Adviser in an investment management capacity since October 1996 and began managing the Fund in March 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

37916SPT-02

April 26, 2006

Supplement

SUPPLEMENT DATED APRIL 26, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY PACIFIC GROWTH FUND INC.
Dated February  28, 2006

The second paragraph in the section of the Fund’s Statement of Additional Information titled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Manager’’ is hereby deleted and replaced with the following:

As of January 31, 2006, Ruchir Sharma managed eight mutual funds with a total of approximately $6.6 billion in assets; one pooled investment vehicle other than mutual funds with a total of approximately $724.8 million in assets; and two other accounts with a total of approximately $640.2 million in assets.

The following information is hereby added in the section of the Fund’s Statement of Additional Information titled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Manager’’:

As of January 31,  2006, Ruchir Sharma did not own any shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.